Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 8. INTANGIBLE ASSETS, NET

The intangible assets consisted of the following:

	As of December 31, 2018	As of December 31, 2017

Accounting software	$7,272	$7,638
Bigdata Platform (APP)	-	1,435,371
Less: accumulated amortization	(3,846)	(14,443)
Intangible assets, net	$3,426	$1,428,566

Amortization expense was $1,538, $13,028 and $708, respectively, for the years ended December 31, 2018, 2017 and 2016.